Potential sale of ING Bank Eurasia JSC (Details) - Russia - Forecast € in Billions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of Discontinued Operations [line items]
Losses on disposals of investments	€ 0.8
Transaction result	0.5
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	€ 0.3